Income tax (Tables)	3 Months Ended
Mar. 31, 2019
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Schedule of Major Components of Income Tax

	For the Three Months Ended March 31,
	2019	2018
	(in thousands)
	£	£
Current tax:
In respect of current period U.K.	1,007	948
In respect of current period U.S.	(1)	1

	1,006	949
Deferred tax:
In respect of current period U.S.	(6)	—
In respect of prior period U.S.	—	(40)

Income tax credit	1,000	909

	March 31, 2019	December 31, 2018
	(in thousands)
	£	£
Current income tax receivable
U.K. tax	5,246	4,239
U.S. tax	23	24

	5,269	4,263

Deferred tax asset
U.S. deferred tax asset	39	47